Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2024	2023
	$ Thousands
Cash and cash equivalents in banks	860,127	537,478
Time deposits	155,724	159,360
	1,015,851	696,838